Related Party Transactions (Details) - FREYR AS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts payable	$ 362	$ 320	$ 31
Accrued Professional Fees and Legal Fees, Related Parties, Current	119		21
Accrued other operating costs		2	20
Accrued interest			3
Accounts payable and accrued liabilities - related party	$ 481	$ 322	$ 75